GENERAL (Acquisition of Omicron Supplies, LLC) (Details) - Omicron Acquisition [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Ownership interest, percentage	100.00%
Net consideration	$ 18,830
Acquisition costs	$ 376
Customer Relationships [Member]
Business Acquisition [Line Items]
Useful life	5 years